Related Party Transactions - Schedule of Amount Due from Related Parties (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Hermman Limited [Member]
Schedule of Amount Due from Related Parties [Line Items]
Total	[1]	$ 1,142,885
Mrs. Qi Xiaoyu [Member]
Schedule of Amount Due from Related Parties [Line Items]
Total	[2]	100,565
Related Party [Member]
Schedule of Amount Due from Related Parties [Line Items]
Total		$ 1,243,450

[1]	The Company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the Company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the Company’s mortgaged shares through the issuance of convertible notes, and became a shareholder of the Company with a 7.1% shareholding ratio. Therefore, it was reclassified into amount due from related parties on March 31, 2025. For the six months ended March 31, 2025, the amortized expense amount is $342,988, and the remaining amount is $1,142,885.
[2]	The loan had been returned in April 2025.